Mortgage Notes Payable	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Mortgage Notes Payable [Abstract]
Mortgage Notes Payable

NOTE G—MORTGAGE NOTES PAYABLE

As of December 31, 2012 and 2011, mortgage notes payable collateralized by real estate included in the Company’s real estate investments consisted of the following (see Notes C and E for additional information regarding our acquisition activity and impairment charges):

Description	2012	2011
Millenia 700, LLC (Estates at Millenia).................................................................................................................................................	$ 34,950,000	$ —

Mortgage note payable, dated December 3, 2012, bears interest at a floating rate 30 day LIBOR plus 4.75%, with a floor of 5.75%. The note is due December 2, 2013. The note contains an interest reserve of $250,000. The note requires monthly payments of net cash flow, as defined in the loan agreement. The loan has a premium prepayment penalty of $174,500 plus yield maintenance. The loan may be extended at the option of the Company for an additional year subject to a 1% fee and other conditions.

TS Westmont, LLC (Westmont Commons).........................................................................................................................................	17,920,000	—

Mortgage note payable, dated December 13, 2012, bears interest at a fixed rate of 3.84% per annum. The note requires interest only payments for the initial 24 months; thereafter monthly principal and interest are payable until maturity. The note has a principal prepayment penalty which is the greater of 1.0% of principal being repaid or the yield maintained amount for prepayment occurring prior to June 30, 2022, or 1.0% of the principal balance being repaid for a prepayment occurring from June 30, 2022 to September 30, 2022. There is no prepayment penalty during the last three months of the term. The note is due January 1, 2023.

Pointe at Canyon Ridge, LLC (Pointe at Canyon Ridge).....................................................................................................................	26,400,000	27,103,966

Mortgage note payable, dated June 1, 2012, floating rate 30 day LIBOR plus 4.75%, with a floor of 6%. Monthly interest only payments payable until maturity. The note is due May 31, 2013. The note has a principal prepayment penalty equal to $330,000 plus the difference between approximately $1.6 million and the interest paid to the date of repayment. The interest rate as of December 31, 2012 and 2011 was 6.0% and 3.07%, respectively.

BSF-Arbors River Oaks, LLC (Arbors River Oaks)...........................................................................................................................	8,978,000	8,978,000

Mortgage note payable, dated June 9, 2010, bears interest at a fixed rate of 4.31% per annum. The note requires interest only monthly payments with a balloon principal payment due at maturity. The note carries a principal prepayment penalty which is the greater of (i) 1.0% of the outstanding principal amount or (ii) the yield maintenance amount for a prepayment occurring before December 31, 2014, or 1.0% of the outstanding principal amount for a prepayment occurring from December 31, 2014 to March 31, 2015. There is no prepayment penalty during the last three months of the term. The note is due on July 1, 2015.

BSF-Lakeshore, LLC (Lakeshore on the Hills)...................................................................................................................................	6,834,000	6,834,000

Mortgage note payable, dated December 14, 2010, bears interest at a fixed rate of 4.48% per annum. The note requires interest only payments for the initial 24 months, thereafter monthly principal and interest are payable until maturity. The note carries a principal prepayment penalty which is the greater of (i) 1.0% of the outstanding principal amount or (ii) the yield maintenance amount for a prepayment occurring before June 30, 2017, or 1.0% of the outstanding principal amount for a prepayment occurring from June 30, 2017 to September 30, 2017. There is no prepayment penalty during the last three months of the term. The note is due January 1, 2018.

BSF-Trails, LLC (Trails of Signal Mountain)...........................................................................................................................................	8,317,000	8,317,000

Mortgage note payable, dated May 26, 2011, bears interest at a fixed rate of 4.92% per annum. The note requires interest only payments for the initial 24 months, thereafter monthly principal and interest are payable until maturity. The note carries a principal prepayment penalty which is the greater of (i) 1.0% of the outstanding principal amount or (ii) the yield maintenance amount for a prepayment occurring before November 30, 2017, or 1.0% of the outstanding principal amount for a prepayment occurring from November 30, 2017 to February 28, 2018. There is no prepayment penalty during the last three months of the term. The note is due June 1, 2018.

Post Oak JV, LLC (Post Oak)...................................................................................................................................................................	5,277,000	5,277,000

Mortgage note payable, dated July 28, 2011, bears interest at a variable rate of LIBOR plus 3.18% with a maximum rate cap of 7.41%. The initial interest rate was 3.37% per annum. The variable interest rate can be converted to a fixed rate between years 2 and 6 of the note term. The note requires interest only payments for the initial 24 months, thereafter monthly principal and interest are payable until maturity. The note has a principal prepayment penalty of 5.0% in the first year and 1.0% in subsequent years on the principal prepaid. There is no prepayment penalty during the last three months of the term. The note is due August 1, 2018. The interest rate as of December 31, 2012 and 2011 was 3.39% and 3.47%, respectively.

Mercé Partners, LLC (Mercé)...................................................................................................................................................................	5,475,000	5,475,000

Mortgage note payable, dated October 31, 2011, bears interest at a variable rate of One Month LIBOR plus 2.93% with a maximum interest rate cap of 7.41%. The initial interest rate was 3.18% per annum. The variable interest rate can be converted to a fixed rate between years 2 and 6 of the note term. The note requires interest only payments for the initial 24 months, thereafter monthly principal and interest are payable until maturity. The note has a principal prepayment penalty of 5.0% in the first year and 1.0% in subsequent years on the prepaid principal amount. There is no prepayment penalty during the last three months of the term. The note is due November 1, 2018. The interest rate as of December 31, 2012 and 2011 was 3.14% and 3.18%, respectively.

Fox Partners, LLC (Park at Fox Trails)...................................................................................................................................................	14,968,000	14,968,000

Mortgage note payable, dated December 6, 2011, bears interest at a variable rate of LIBOR plus 2.92% with a maximum rate cap of 7.41%. The initial interest rate was 3.19% per annum. The variable interest rate which can be converted to a fixed rate between years 2 and 6 of the note term. The note requires interest only payments for the initial 12 months, thereafter monthly principal and interest are payable until maturity. The note has a principal prepayment penalty of 5.0% in the first year and 1.0% in subsequent years on the principal being prepaid. There is no prepayment penalty during the last three months of the term. The note is due January 1, 2019. The interest rate as of December 31, 2012 and 2011 was 3.13% and 3.19%, respectively.

BREF/BSP Partners/Maitland, LLLP (The Estates at Maitland).........................................................................................................	4,126,422	4,606,346

Mortgage note payable, dated March 1, 2010, bears interest at a fixed rate of 7.00% per annum. Principal and interest payments in the amount of $46,649 were due commencing on April 2, 2010 until February 2, 2012. On February 2, 2012, all unpaid principal and interest became due (Note J). On June 1, 2012, the Company and the lender mutually extended the loan through April 2, 2013. As part of the extension, the Company made a principal reduction of $300,000. During 2012 and 2011 approximately $355,000 and $335,000 of interest incurred under the Maitland note payable was capitalized.

Total mortgages notes payable	$ 133,245,422	$ 81,559,312

Aggregate principal maturities of the mortgage notes payable at December 31, 2012 are as follows:

Year ending December 31,	Amount Maturing
2013	$65,949,317
2014	752,504
2015	10,085,409
2016	1,145,500
2017	1,193,418
Thereafter	54,119,274
$133,245,422

The weighted average interest rate on the mortgage notes payable balance outstanding at December 31, 2012 and December 31, 2011, was 4.87% and 3.87%, respectively. As of December 31, 2012 and 2011, the Company was in compliance with all financial covenants stipulated in the mortgage notes.

NOTE G—MORTGAGE NOTES PAYABLE

As of December 31, 2012 and 2011, mortgage notes payable collateralized by real estate included in the Company’s real estate investments consisted of the following (see Notes C and E for additional information regarding our acquisition activity and impairment charges):

Description	2012	2011
Millenia 700, LLC (Estates at Millenia).................................................................................................................................................	$ 34,950,000	$ —

Mortgage note payable, dated December 3, 2012, bears interest at a floating rate 30 day LIBOR plus 4.75%, with a floor of 5.75%. The note is due December 2, 2013. The note contains an interest reserve of $250,000. The note requires monthly payments of net cash flow, as defined in the loan agreement. The loan has a premium prepayment penalty of $174,500 plus yield maintenance. The loan may be extended at the option of the Company for an additional year subject to a 1% fee and other conditions.

TS Westmont, LLC (Westmont Commons).........................................................................................................................................	17,920,000	—

Mortgage note payable, dated December 13, 2012, bears interest at a fixed rate of 3.84% per annum. The note requires interest only payments for the initial 24 months; thereafter monthly principal and interest are payable until maturity. The note has a principal prepayment penalty which is the greater of 1.0% of principal being repaid or the yield maintained amount for prepayment occurring prior to June 30, 2022, or 1.0% of the principal balance being repaid for a prepayment occurring from June 30, 2022 to September 30, 2022. There is no prepayment penalty during the last three months of the term. The note is due January 1, 2023.

Pointe at Canyon Ridge, LLC (Pointe at Canyon Ridge).....................................................................................................................	26,400,000	27,103,966

Mortgage note payable, dated June 1, 2012, floating rate 30 day LIBOR plus 4.75%, with a floor of 6%. Monthly interest only payments payable until maturity. The note is due May 31, 2013. The note has a principal prepayment penalty equal to $330,000 plus the difference between approximately $1.6 million and the interest paid to the date of repayment. The interest rate as of December 31, 2012 and 2011 was 6.0% and 3.07%, respectively.

BSF-Arbors River Oaks, LLC (Arbors River Oaks)...........................................................................................................................	8,978,000	8,978,000

Mortgage note payable, dated June 9, 2010, bears interest at a fixed rate of 4.31% per annum. The note requires interest only monthly payments with a balloon principal payment due at maturity. The note carries a principal prepayment penalty which is the greater of (i) 1.0% of the outstanding principal amount or (ii) the yield maintenance amount for a prepayment occurring before December 31, 2014, or 1.0% of the outstanding principal amount for a prepayment occurring from December 31, 2014 to March 31, 2015. There is no prepayment penalty during the last three months of the term. The note is due on July 1, 2015.

BSF-Lakeshore, LLC (Lakeshore on the Hills)...................................................................................................................................	6,834,000	6,834,000

Mortgage note payable, dated December 14, 2010, bears interest at a fixed rate of 4.48% per annum. The note requires interest only payments for the initial 24 months, thereafter monthly principal and interest are payable until maturity. The note carries a principal prepayment penalty which is the greater of (i) 1.0% of the outstanding principal amount or (ii) the yield maintenance amount for a prepayment occurring before June 30, 2017, or 1.0% of the outstanding principal amount for a prepayment occurring from June 30, 2017 to September 30, 2017. There is no prepayment penalty during the last three months of the term. The note is due January 1, 2018.

BSF-Trails, LLC (Trails of Signal Mountain)...........................................................................................................................................	8,317,000	8,317,000

Mortgage note payable, dated May 26, 2011, bears interest at a fixed rate of 4.92% per annum. The note requires interest only payments for the initial 24 months, thereafter monthly principal and interest are payable until maturity. The note carries a principal prepayment penalty which is the greater of (i) 1.0% of the outstanding principal amount or (ii) the yield maintenance amount for a prepayment occurring before November 30, 2017, or 1.0% of the outstanding principal amount for a prepayment occurring from November 30, 2017 to February 28, 2018. There is no prepayment penalty during the last three months of the term. The note is due June 1, 2018.

Post Oak JV, LLC (Post Oak)...................................................................................................................................................................	5,277,000	5,277,000

Mortgage note payable, dated July 28, 2011, bears interest at a variable rate of LIBOR plus 3.18% with a maximum rate cap of 7.41%. The initial interest rate was 3.37% per annum. The variable interest rate can be converted to a fixed rate between years 2 and 6 of the note term. The note requires interest only payments for the initial 24 months, thereafter monthly principal and interest are payable until maturity. The note has a principal prepayment penalty of 5.0% in the first year and 1.0% in subsequent years on the principal prepaid. There is no prepayment penalty during the last three months of the term. The note is due August 1, 2018. The interest rate as of December 31, 2012 and 2011 was 3.39% and 3.47%, respectively.

Mercé Partners, LLC (Mercé)...................................................................................................................................................................	5,475,000	5,475,000

Mortgage note payable, dated October 31, 2011, bears interest at a variable rate of One Month LIBOR plus 2.93% with a maximum interest rate cap of 7.41%. The initial interest rate was 3.18% per annum. The variable interest rate can be converted to a fixed rate between years 2 and 6 of the note term. The note requires interest only payments for the initial 24 months, thereafter monthly principal and interest are payable until maturity. The note has a principal prepayment penalty of 5.0% in the first year and 1.0% in subsequent years on the prepaid principal amount. There is no prepayment penalty during the last three months of the term. The note is due November 1, 2018. The interest rate as of December 31, 2012 and 2011 was 3.14% and 3.18%, respectively.

Fox Partners, LLC (Park at Fox Trails)...................................................................................................................................................	14,968,000	14,968,000

Mortgage note payable, dated December 6, 2011, bears interest at a variable rate of LIBOR plus 2.92% with a maximum rate cap of 7.41%. The initial interest rate was 3.19% per annum. The variable interest rate which can be converted to a fixed rate between years 2 and 6 of the note term. The note requires interest only payments for the initial 12 months, thereafter monthly principal and interest are payable until maturity. The note has a principal prepayment penalty of 5.0% in the first year and 1.0% in subsequent years on the principal being prepaid. There is no prepayment penalty during the last three months of the term. The note is due January 1, 2019. The interest rate as of December 31, 2012 and 2011 was 3.13% and 3.19%, respectively.

BREF/BSP Partners/Maitland, LLLP (The Estates at Maitland).........................................................................................................	4,126,422	4,606,346

Mortgage note payable, dated March 1, 2010, bears interest at a fixed rate of 7.00% per annum. Principal and interest payments in the amount of $46,649 were due commencing on April 2, 2010 until February 2, 2012. On February 2, 2012, all unpaid principal and interest became due (Note J). On June 1, 2012, the Company and the lender mutually extended the loan through April 2, 2013. As part of the extension, the Company made a principal reduction of $300,000. During 2012 and 2011 approximately $355,000 and $335,000 of interest incurred under the Maitland note payable was capitalized.

Total mortgages notes payable	$ 133,245,422	$ 81,559,312

Aggregate principal maturities of the mortgage notes payable at December 31, 2012 are as follows:

Year ending December 31,	Amount Maturing
2013	$65,949,317
2014	752,504
2015	10,085,409
2016	1,145,500
2017	1,193,418
Thereafter	54,119,274
$133,245,422

The weighted average interest rate on the mortgage notes payable balance outstanding at December 31, 2012 and December 31, 2011, was 4.87% and 3.87%, respectively. As of December 31, 2012 and 2011, the Company was in compliance with all financial covenants stipulated in the mortgage notes.